UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION	UNIT-BASED COMPENSATION
In connection with the Privatization, the partnership settled the BPY Unit Option Plan for cash and replaced certain other unit-based compensation plans with new plans for BAM shares. The cash payment and the incremental fair value granted under the new plans are accounted for as part of the consideration for Privatization, which resulted in $7 million of expense.

During the year ended December 31, 2021, the partnership incurred $28 million (2020 - $27 million; 2019 - $25 million) of expense in connection with its unit-based compensation plans.

a)BPY Unit Option Plan
There were no BPY Awards granted during the year ended December 31, 2021. In connection with the Privatization, the awards provided for under the BPY Unit Option Plan, whether vested or unvested, were exchanged for a cash payment equal to the in-the-money value in accordance with their terms. The cash payment for the cancellation of these awards did not have a material impact to the consolidated financial statements of the partnership.

b)Restricted BPY LP Unit Plan
In connection with the Privatization, the unvested awards provided for under the Restricted BPY LP Unit Plan were transferred to BAM in exchange for BAM shares at a ratio of 0.4006 BAM share for each BPY Unit. Such new awards are subject to the same terms and conditions as the previous awards. The vested awards received the same consideration for their LP Units as the other unitholders.

As of December 31, 2021, the total number of Restricted Units outstanding was nil (December 31, 2020 - 523,573 with a weighted average exercise price of $19.87).

c)Restricted BPY LP Unit Plan (Canada)
In connection with the Privatization, the unvested awards provided for under the Restricted BPY LP Unit Plan (Canada) were transferred to BAM in exchange for BAM shares at a ratio of 0.4006 BAM share for each BPY Unit. Such new awards are subject to the same terms and conditions as the previous awards. The vested awards received the same consideration for their LP Units as the other unitholders.

As of December 31, 2021, the total number of Canadian Restricted Units outstanding was nil (December 31, 2020 - 482,464 with a weighted average exercise price of C$25.38).
d)Restricted BPYU Unit Plan
In connection with the Privatization, the unvested awards provided for under the Restricted BPYU Unit Plan were transferred to BAM in exchange for BAM shares at a ratio of 0.4006 BAM share for each BPYU Unit. Such new awards are subject to the same terms and conditions as the previous awards. The vested awards received the same consideration for their BPYU Units as the other BPYU unitholders.

As of December 31, 2021, the total number of Restricted BPYU Units outstanding was nil (December 31, 2020 - 1,808,765 with a weighted average exercise price of $18.82).

e)BPY FV LTIP Unit Plan
The Operating Partnership issued units of the Operating Partnership pursuant to the Brookfield Property L.P. FV LTIP Unit Plan to certain participants. Each FV LTIP Unit will vest over a period of five years and is redeemable for a cash payment subject to a conversion adjustment. The BPY FV LTIP Unit Plan was not impacted by the Privatization, other than to remove the ability of a holder to convert to BPYU Units.

As of December 31, 2021, the total number of FV LTIP Units outstanding was 1,818,717 (December 31, 2020 - 1,899,661) with a weighted average exercise price of $19.13 (December 31, 2020 - $19.12) to employees.

f)Deferred Share Unit Plan
At December 31, 2021, BPO had nil deferred share units (December 31, 2020 - 267,534) outstanding and vested. In connection with the Privatization, the awards provided for under the Deferred Share Unit Plan were transferred to BAM in exchange for BAM shares at a ratio of 0.4006 BAM share for each Deferred Share Unit. Such new awards are subject to the same terms and conditions as the previous awards.

g)GGP LTIP Plans
In connection with the 2018 GGP Inc. acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and BPY AO LTIP Units of the Operating Partnership (“AO LTIP Options”) to certain participants. In connection with the Privatization, in-the-money options were cashed out and out-of-the-money options were cancelled related to both GGP LTIP plans.

As of December 31, 2021, the total number of GGP Options outstanding was nil (December 31, 2020 - 136,662 with a weighted average exercise price of $26.05).

As of December 31, 2021, the total number of GGP AO LTIP outstanding was nil (December 31, 2020 - 1,079,069 with a weighted average exercise price of $22.54).